STOCK-BASED COMPENSATION - Stock Option Awards Outstanding and Exercisable (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	4,263,166
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 22 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 3.01
Options Exercisable | shares	1,915,827
Options Exercisable, Weighted Average Exercise Price Per Share	$ 3.58
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	7 years 3 months 11 days
Range of Exercise Prices $0.00 - 0.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 0.00
Range of Exercise Prices, Maximum	$ 0.50
Options Outstanding | shares	325,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 9 months 22 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.30
Options Exercisable | shares	49,998
Options Exercisable, Weighted Average Exercise Price Per Share	$ 0.37
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	9 years 9 months
Range of Exercise Prices $0.51 - 1.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 0.51
Range of Exercise Prices, Maximum	$ 1.00
Options Outstanding | shares	3,500
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 7 months 10 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 0.63
Options Exercisable | shares	0
Options Exercisable, Weighted Average Exercise Price Per Share	$ 0
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	0 years
Range of Exercise Prices $1.01 - 1.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 1.01
Range of Exercise Prices, Maximum	$ 1.50
Options Outstanding | shares	718,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 3 months 29 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 1.39
Options Exercisable | shares	27,500
Options Exercisable, Weighted Average Exercise Price Per Share	$ 1.40
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	9 years 4 months 17 days
Range of Exercise Prices $1.51 - 2.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 1.51
Range of Exercise Prices, Maximum	$ 2.00
Options Outstanding | shares	25,000
Options Outstanding, Weighted Average Remaining Contractual Life	2 years
Options Outstanding, Weighted Average Exercise Price Per Share	$ 2.00
Options Exercisable | shares	25,000
Options Exercisable, Weighted Average Exercise Price Per Share	$ 2.00
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	2 years
Range of Exercise Prices $2.01 - 2.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 2.01
Range of Exercise Prices, Maximum	$ 2.50
Options Outstanding | shares	162,500
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 11 months 23 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 2.20
Options Exercisable | shares	30,833
Options Exercisable, Weighted Average Exercise Price Per Share	$ 2.20
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	8 years 11 months 23 days
Range of Exercise Prices $2.51 - 3.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 2.51
Range of Exercise Prices, Maximum	$ 3.00
Options Outstanding | shares	67,500
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 8 months 12 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 2.62
Options Exercisable | shares	57,500
Options Exercisable, Weighted Average Exercise Price Per Share	$ 2.64
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	8 years 8 months 16 days
Range of Exercise Prices $3.01 - 3.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 3.01
Range of Exercise Prices, Maximum	$ 3.50
Options Outstanding | shares	740,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 4 months 6 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 3.18
Options Exercisable | shares	428,333
Options Exercisable, Weighted Average Exercise Price Per Share	$ 3.18
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	5 years
Range of Exercise Prices $3.51 - 4.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 3.51
Range of Exercise Prices, Maximum	$ 4.00
Options Outstanding | shares	595,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 2 months 1 day
Options Outstanding, Weighted Average Exercise Price Per Share	$ 3.66
Options Exercisable | shares	209,999
Options Exercisable, Weighted Average Exercise Price Per Share	$ 3.67
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	8 years 2 months 1 day
Range of Exercise Prices $4.01 - 4.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Minimum	$ 4.01
Range of Exercise Prices, Maximum	$ 4.50
Options Outstanding | shares	1,626,666
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 10 months 6 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 4.05
Options Exercisable | shares	1,086,664
Options Exercisable, Weighted Average Exercise Price Per Share	$ 4.05
Options Exercisable, Weighted Average Remaining Contractual Life (in Years)	7 years 10 months 2 days